PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

4.    PROPERTY, PLANT AND EQUIPMENT:

Property, plant and equipment consist of the following:

	December 31,	December 31,
(in thousands)	2023	2022
Plant and equipment	$1,584	$1,478
Furniture and fixtures	108	218
Computer hardware and software	24	24
	1,716	1,720
Less: Accumulated depreciation	(1,261)	(1,118)
Property, plant and equipment, net	$455	$602

Depreciation expense was $145 thousand and $198 thousand for the year ended December 31, 2023 and 2022, respectively, and is classified as research and development expense.